SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
Share-based Compensation [Abstract]
SHARE BASED COMPENSATION
SHARE-BASED COMPENSATION
Certain employees of AXA Equitable who perform services for MLOA participate in various share-based payment arrangements sponsored by AXA Financial or AXA. MLOA was allocated $3 million of compensation costs, included in Compensation and benefits in the statement of income (loss), for share-based payment arrangements during each year 2017, 2016 and 2015.